THE TRAVELERS SERIES TRUST

                       AIM CAPITAL APPRECIATION PORTFOLIO

      SUPPLEMENT DATED SEPTEMBER 29, 2005 TO PROSPECTUS DATED MAY 21, 2005

     The following replaces in its entirety the information appearing under the heading "Management-The Portfolio Manager." in the Prospectus.

The fund's investments are selected by a subadviser which is supervised by TIA. The table below sets forth the names and business experience of the fund's portfolio managers.

----------------------------------------------------------------------------------------------------
Fund                         Portfolio Manager               Business Experience
----------------------------------------------------------------------------------------------------
AIM Capital Appreciation     Lanny H. Sachnowitz             Senior Portfolio Manager (lead
Portfolio                    (since September 16, 2005)      manager), A I M Capital Management,
                             A I M Capital Management, Inc.  Inc. and/or its affiliates since 1987
                             11 Greenway Plaza
                             Suite 100
                             Houston, TX 77046
----------------------------------------------------------------------------------------------------
                             Kirk L. Anderson                Portfolio Manager, A I M Capital
                             (since September 16, 2005)      Management, Inc. and/or its
                             A I M Capital Management, Inc.  affiliates since 1994
----------------------------------------------------------------------------------------------------
                             James G. Birdsall               Portfolio Manager, A I M Capital
                             (since September 16, 2005)      Management, Inc. and/or its
                             A I M Capital Management, Inc.  affiliates since 1995
----------------------------------------------------------------------------------------------------
                             Robert J. Lloyd                 Portfolio Manager, A I M Capital
                             (since May 1, 2003)             Management, Inc. and/or its
                             A I M Capital Management, Inc.  affiliates since 2000; trader for
                                                             American Electric Power from 1997 to
                                                             2000.
----------------------------------------------------------------------------------------------------

As the lead manger, Mr. Sachnowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Sachnowitz may perform these functions, and the nature of these functions, may change from time to time.


They are assisted by AIM's Multi Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of AIM. Team members provide research support and make securities recommendations with respect to the fund, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time.


Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment subadviser for the fund pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser; or as an additional subadviser; or as a new subadviser where no subadviser had previously been retained; (b) change the terms of any investment subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been assigned because of a change in control of the subadviser. When a new or replacement subadviser is retained, shareholders will receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.


Date: September 29, 2005